Bank loans (Tables)	12 Months Ended
Dec. 31, 2021
Bank Loans
Schedule of bank loans

Bank Name	Maturities	Interest rate	Collateral/Guarantee	December 31, 2021	December 31, 2020

Bank of Beijing	May, June, and July 2019 (1) and April 2020 (2) and March and April 2021 (3) and February and March 2022 (4)	4.8% - 5.0%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd*	$3,138,436	$3,065,134
Shanghai Pudong Development Bank	February 2022 (5)	4.4%	N/A	470,765	—
BOC Fullerton Bank	February 2024 (6)	8.5%	***	234,676	—
China Merchants Bank	March 2022 (7)	3.4%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd**	784,609	—
Total				4,628,486	3,065,134
			Noncurrent	(131,603)	—
			Current	$4,496,883	$3,065,134

*	Beijing SMEs Credit Re-guarantee Co., Ltd is a financial services company and provides credit re-guarantee business and short-term capital operation to small and medium enterprises. In addition, Qing Tang, the spouse of Yimin Wu, the Company’s Chairman of the Board of Directors and Chief Executive Officer, has provided real estate property as collateral of approximately $3.1 million (RMB 20,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure the guarantee with Bank of Beijing.

**	Beijing Zhong Guan Chun Technology Finance Guarantee Co., Ltd is a financial services company and provides credit guarantee business and short-term capital operation to small business. Yimin Wu also provided a personal guarantee for the loan during the contract period.

***	Yimin Wu and Qing Tang provided personal guarantees for the loan during the contract period.